Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $712,000.00.
Narrative - Max Aggregate Offering Price	$ 712,000.00
Final Prospectus	true